Financial Instruments - Increase or Decrease in Allowance (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of other provisions [line items]
At beginning of the year	¥ 5,197
At end of the year	8,637	¥ 5,197
Trade receivables
Disclosure of other provisions [line items]
At beginning of the year	5,197	3,318
Increases	5,443	4,336
Decreases (written off)	(640)	(1,210)
Decreases (reversed)	(1,738)	(946)
Foreign currency translation differences	375	(301)
At end of the year	8,637	5,197
Trade receivables | Bad debt provision calculated by simplified approach
Disclosure of other provisions [line items]
At beginning of the year	1,670	1,391
Increases	1,733	2,061
Decreases (written off)	(292)	(908)
Decreases (reversed)	(866)	(617)
Foreign currency translation differences	114	(257)
At end of the year	2,359	1,670
Trade receivables | Bad debt provision recognized to credit- impaired financial assets
Disclosure of other provisions [line items]
At beginning of the year	3,527	1,927
Increases	3,710	2,275
Decreases (written off)	(348)	(302)
Decreases (reversed)	(872)	(329)
Foreign currency translation differences	261	(44)
At end of the year	¥ 6,278	¥ 3,527